Submission	Sep. 15, 2026
Submission [Line Items]
Central Index Key	0001114446
Registrant Name	UBS AG
Registration File Number	333-283672
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES